Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	$ 260	$ (166)	$ 267	$ 94	$ 432
Net actuarial gains (losses) on plan assets	(334)	199	(262)	(135)	364
Changes in asset ceiling excluding interest income		1	1	1
Net remeasurement gains (losses) recognized in OCI	(74)	34	6	(40)	(68)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	8	(7)	12	1	(23)
Net remeasurement gains (losses) recognized in OCI	$ 8	$ (7)	$ 12	$ 1	$ (23)